Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2015	—	23,462	—	23,462
Foreign exchange translation adjustment	—	(3,840)	—	(3,840)
Balance at December 31, 2016	—	19,622	—	19,622
Foreign exchange translation adjustment	—	1,907	—	1,907
Balance at December 31, 2017	—	21,529	—	21,529
Acquisitions during the year	551	1,231	2,086	3,868
Foreign exchange translation adjustment	—	(1,333)	(73)	(1,406)
Balance at December 31, 2018	551	21,427	2,013	23,991

Schedule of customer relationship intangible assets

	December 31, 2018			December 31, 2017
Business segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(11,733)	18,052	29,785	(9,748)	20,037
Cayman	17,728	(4,571)	13,157	12,324	(3,557)	8,767
Channel Islands and the UK	65,698	(51,210)	14,488	58,420	(48,158)	10,262
Other	5,563	(509)	5,054	—	—	—
Total	118,774	(68,023)	50,751	100,529	(61,463)	39,066